Hedge accounting	12 Months Ended
Dec. 31, 2024
Disclosure Of Hedge Accounting [Line Items]
Hedge accounting

Note 25

Hedge accounting
Derivatives designated in hedge accounting relationships
The Group applies hedge

accounting to interest rate risk

and foreign exchange risk,

including structural foreign exchange
risk related to net investments in foreign

operations.

›
Refer to “Market risk” in the “Risk management

and control” section of this report for more information about how risks arise
and how they are managed by the Group
Hedging instruments and hedged risk
Interest rate swaps are

designated in fair

value hedges or

cash flow hedges

of interest rate risk

arising solely

from changes
in benchmark

interest

rates. Fair

value changes

arising from

such risk

are usually

the largest

component of

the overall
change in the fair value of the hedged position in the transaction currency.

Cross-currency

swaps

are

designated

as

fair

value

hedges

of

foreign

exchange

risk.

Foreign

exchange

forwards

and
foreign exchange swaps

are mainly designated

as hedges of

structural foreign exchange

risk related to

net investments
in foreign operations. In both cases the hedged risk arises solely from changes in the spot foreign exchange rate.

The notional of the designated hedging instruments matches the notional of the hedged items, except when

the interest
rate

swaps

are

designated

in

cash

flow

hedges

after

the

trade

date,

in

which

case

the

hedge

ratio

designated

is
determined based on the swap sensitivity.
Hedged items and hedge designation

Fair value hedges of interest rate risk related to

debt instruments and loan assets
Fair

value

hedges

of

interest

rate

risk

related

to

debt

instruments

and

loan

assets

involve

swapping

fixed

cash

flows
associated with loans to customers

(including long-term fixed-rate

mortgage loans in Swiss francs),

debt securities held,
customer deposits,

or debt

issued to

floating cash

flows by

entering into

interest

rate swaps

that either

pay fixed

and
receive floating cash flows or that

receive fixed and pay floating cash

flows. The floating future cash flows

are based on
the

following

benchmark

rates:

Secured

Overnight

Financing

Rate

(SOFR),

Effective

Federal

Funds

Rate

(EFFR),

Swiss
Average

Rate

Overnight

(SARON),

Euro

Interbank

Offered

Rate

(EURIBOR),

Euro

Short-Term

Rate

(ESTR),

Sterling
Overnight

Index

Average

(SONIA),

AUD

London

Interbank

Offered

Rate

(AUD

LIBOR),

Tokyo

Overnight

Average

Rate
(TONA), Singapore Overnight Rate Average

(SORA) and Norwegian Krona Overnight Index Swap (NOK OIS).

Cash flow hedges of forecast transactions
The Group hedges forecast cash flows on non-trading financial assets and liabilities that bear interest at variable rates or
are expected

to be refinanced

or reinvested

in the future,

due to movements

in future

market rates.

The amounts and
timing of future

cash flows, representing both

principal and interest flows,

are projected on the

basis of contractual

terms
and

other

relevant

factors,

including

estimates

of

prepayments

and

defaults.

The

aggregate

principal

balances

and
interest cash

flows across

all portfolios

over time

form the

basis for identifying

the non-trading

interest rate

risk of the
Group, which is

hedged with

interest rate swaps,

the maximum maturity

of which is

15 years. Cash

flow forecasts

and
risk exposures

are monitored

and adjusted

on an

ongoing basis,

and consequently

additional hedging

instruments are
traded and designated, or are terminated, resulting

in a hedge discontinuance.

Fair value hedges of foreign exchange risk related to debt

instruments
Debt instruments denominated in currencies other than the US dollar are designated in fair value hedges of spot foreign exchange

risk,

in

addition

to

and

separate

from

the

fair

value

hedges

of

interest

rate

risk.

Cross-currency

swaps
economically

convert

debt

instruments

denominated

in

currencies

other

than

the

US

dollar

to

US

dollars.

The

hedge
designations also

involve intragroup

debt instruments

that are

eliminated upon

consolidation, but

FX gains

and losses
impact consolidated profit or loss.
Hedges of net investments in foreign operations
The

Group

applies

hedge

accounting

for

certain

net

investments

in

foreign

operations,

which

include

subsidiaries,
branches and associates. Upon maturity of hedging instruments, typically one to three months, the hedge relationship is terminated and new designations are made

to reflect any changes in the net investments

in foreign operations.
Economic relationship between hedged item and hedging

instrument
The economic relationship

between the

hedged item and

the hedging

instrument is

determined based

on a qualitative
analysis

of

their

critical

terms.

In

cases

where

hedge

designation

takes

place

after

the

trade

date

of

the

hedging
instrument, a quantitative

analysis of the

possible behavior of

the hedging

derivative and the

hedged item

during their
respective terms is also performed.
Sources of hedge ineffectiveness

In

hedges

of

interest

rate

risk,

hedge

ineffectiveness

can

arise

from

mismatches

of

critical

terms

and / or

the

use

of
different curves to

discount the hedged item and

instrument, or from entering

into a hedge relationship

after the trade
date of the hedging derivative.
In hedges of foreign exchange risk related to debt instruments, hedge ineffectiveness can arise due to the discounting of
the hedging

instruments and

undesignated risk

components and

lack of

such discounting

and risk

components in

the
hedged items.

In hedges of net investments in foreign operations, ineffectiveness is unlikely unless the hedged net assets fall below the designated hedged amount.

The exceptions are

hedges where the

hedging currency is

not the same

as the currency

of
the foreign operation, where the currency basis may cause ineffectiveness.
Hedge ineffectiveness from financial instruments

measured at fair value through profit or loss

is recognized in
Other net
income from financial instruments measured at fair value

through profit or loss.

Derivatives not designated in hedge accounting relationships

Non-hedge-accounted

derivatives

are

mandatorily

held

for

trading

with

all

fair

value

movements

taken

to
Other

net
income from financial instruments

measured at fair value through

profit or loss
, even when held as an

economic hedge
or to

facilitate client

clearing. The

one exception

relates to

forward points

on certain

short- and

long-duration foreign
exchange and interest rate contracts acting as economic

hedges, which are reported in
Net interest income.

All hedges: designated hedging instruments

and hedge ineffectiveness
As of or for the year ended
31.12.24
Carrying amount
USD m
Notional
amount
Derivative
financial
assets
Derivative
financial
liabilities
Changes in

fair value of
hedging
instruments
1
Changes in
fair value of
hedged
items
1
Hedge
ineffectiveness
recognized in the
income statement
Interest rate risk
Fair value hedges 233,636 25 10 (1,678) 1,692 14
Cash flow hedges 88,256 1 0 (1,715) 1,710 (5)
Foreign exchange risk
Fair value hedges
2
68,423 566 1,515 (1,383) 1,376 (7)
Hedges of net investments in foreign operations 21,777 689 1 2,963 (2,957) 6
As of or for the year ended
31.12.23
Carrying amount
USD m
Notional
amount
Derivative
financial
assets
Derivative
financial
liabilities
Changes in

fair value of
hedging
instruments
1
Changes in
fair value of
hedged
items
1
Hedge
ineffectiveness
recognized in the
income statement
Interest rate risk
Fair value hedges 246,909 3 51 2,275 (2,311) (36)
Cash flow hedges 97,834 3 0 (337) 358 21
Foreign exchange risk
Fair value hedges
2
33,877 468 291 132 (151) (19)
Hedges of net investments in foreign operations 38,668 17 1,270 (2,317) 2,320 3
1 Amounts used

as the basis

for recognizing hedge

ineffectiveness for the

period.

2 The foreign

currency basis spread

of cross-currency

swaps designated as

hedging derivatives is

excluded from the

hedge
accounting designation and accounted for as a cost of hedging with amounts deferred in Other comprehensive income within Equity.

Fair value hedges: designated hedged items

recognized on balance sheet
1
USD m 31.12.24 31.12.23
Interest rate
risk FX risk
Interest rate
risk FX risk
Loans and advances to customers
Carrying amount of designated loans 56,309 61,107
of which: accumulated amount of fair value hedge adjustment 1,774 457 of which: accumulated amount of fair value hedge adjustment subject to amortization attributable to the portion of the
portfolio that ceased to be part of hedge accounting (176) (179)
Other financial assets measured at amortized cost – debt securities
Carrying amount of designated debt securities 9,125 6,333

of which: accumulated amount of fair value hedge adjustment
(348) (109)
Customer deposits
Carrying amount of customer deposits 13,031 8,972

of which: accumulated amount of fair value hedge adjustment
(18) 50
Debt issued measured at amortized cost
Carrying amount of designated debt issued 151,481 53,328 156,507 22,329 of which: accumulated amount of fair value hedge adjustment
(3,061) (2,976)
1 In addition, as of 31 December 2024 UBS designated in fair value hedges of FX risk USD 15 bn (31 December 2023 USD 12 bn) of intragroup debt instruments that are not recognized on consolidated balance sheet but FX gains and losses on these instruments impact consolidated profit or loss.

Fair value hedges: profile of the timing of the

nominal amount of the hedging instrument
31.12.24
USD bn
Due within
1 month
Due between
1 and 3 months
Due between
3 and 12 months
Due between
1 and 5 years
Due after
5 years Total
Interest rate swaps 3 9 38 118 66 234
Cross-currency swaps

2 1 8 45 12 68
31.12.23
USD bn
Due within
1 month
Due between
1 and 3 months
Due between
3 and 12 months
Due between
1 and 5 years
Due after
5 years Total
Interest rate swaps 1 7 29 142 68 247
Cross-currency swaps

1 2 2 22 7 34

Cash flow hedge reserve on a pre-tax basis
USD m 31.12.24 31.12.23
Amounts related to hedge relationships for which hedge

accounting continues to be applied
(2,514) (2,319)
Amounts related to hedge relationships for which hedge

accounting is no longer applied
(714) (1,487)
Total other comprehensive income recognized directly in equity related to cash flow hedges, on a pre-tax basis (3,228) (3,806)

Foreign currency translation reserve on a pre-tax basis
USD m 31.12.24 31.12.23
Amounts related to hedge relationships for which hedge

accounting continues to be applied
861 (2,063)
Amounts related to hedge relationships for which hedge

accounting is no longer applied
266 266
Total other comprehensive income recognized directly in equity related to hedging instruments designated as net investment hedges, on a pre-tax
basis 1,126 (1,798)